Loans, Impaired Loans and Troubled Debt Restructurings (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) quarter payment	Dec. 31, 2014 USD ($) loan
Financing Receivable, Impaired [Line Items]
Period for performing appraisal of loans	12 months
Period for borrower to pledge additional security, maximum	90 days
Period of payment history, minimum	6 months
Recorded Investment [Abstract]
With no related allowance recorded	$ 5,597	$ 15,646
With an allowance recorded	36,625	45,833
Total recorded investment	42,222	61,479
Unpaid Principal Balance [Abstract]
With no related allowance recorded	7,000	19,695
With an allowance recorded	41,838	46,766
Total unpaid principal balance	48,838	66,461
Related Allowance [Abstract]
With no related allowance recorded	0	0
With an allowance recorded	2,489	5,333
Total related allowance	2,489	5,333
Average Recorded Investment	51,053	70,412
Interest Income Recognized	$ 1,452	2,387
Troubled debt restructurings [Abstract]
Period of current payment history	6 months
Debt coverage ratio	1.25
Number of projected future quarters under review | quarter	4
Number of consecutive payments to qualify for return to accrual status | payment	6
Performing TDRs	$ 28,700	32,700
Allowance for performing TDRs	530	812
Non-Performing TDRs	3,500	9,500
Allowance for nonperforming TDRs	603	$ 293
Number of TDRs with subsequent payment default | loan		1
Subsequent default, recorded investment		$ 252
Commercial and Industrial
Recorded Investment [Abstract]
With no related allowance recorded	680	61
With an allowance recorded	503	2,346
Total recorded investment	1,183	2,407
Unpaid Principal Balance [Abstract]
With no related allowance recorded	1,934	401
With an allowance recorded	504	2,346
Total unpaid principal balance	2,438	2,747
Related Allowance [Abstract]
With no related allowance recorded	0	0
With an allowance recorded	67	1,040
Total related allowance	67	1,040
Average Recorded Investment	3,088	2,686
Interest Income Recognized	45	129
Residential
Recorded Investment [Abstract]
With no related allowance recorded	0	0
With an allowance recorded	0	238
Total recorded investment	0	238
Unpaid Principal Balance [Abstract]
With no related allowance recorded	0	0
With an allowance recorded	0	979
Total unpaid principal balance	0	979
Related Allowance [Abstract]
With no related allowance recorded	0	0
With an allowance recorded	0	238
Total related allowance	0	238
Average Recorded Investment	0	816
Interest Income Recognized	0	0
Commercial
Recorded Investment [Abstract]
With no related allowance recorded	1,420	4,033
With an allowance recorded	5,696	10,025
Total recorded investment	7,116	14,058
Unpaid Principal Balance [Abstract]
With no related allowance recorded	1,517	4,161
With an allowance recorded	8,420	10,025
Total unpaid principal balance	9,937	14,186
Related Allowance [Abstract]
With no related allowance recorded	0	0
With an allowance recorded	1,149	2,535
Total related allowance	1,149	2,535
Average Recorded Investment	10,013	15,434
Interest Income Recognized	87	323
Commercial – Owner Occupied
Recorded Investment [Abstract]
With no related allowance recorded	358	735
With an allowance recorded	4,341	5,216
Total recorded investment	4,699	5,951
Unpaid Principal Balance [Abstract]
With no related allowance recorded	358	1,132
With an allowance recorded	4,370	5,245
Total unpaid principal balance	4,728	6,377
Related Allowance [Abstract]
With no related allowance recorded	0	0
With an allowance recorded	73	114
Total related allowance	73	114
Average Recorded Investment	5,548	6,966
Interest Income Recognized	196	303
Commercial – Non-owner Occupied
Recorded Investment [Abstract]
With no related allowance recorded	1,281	8,175
With an allowance recorded	23,303	22,232
Total recorded investment	24,584	30,407
Unpaid Principal Balance [Abstract]
With no related allowance recorded	1,281	10,616
With an allowance recorded	24,988	22,232
Total unpaid principal balance	26,269	32,848
Related Allowance [Abstract]
With no related allowance recorded	0	0
With an allowance recorded	486	828
Total related allowance	486	828
Average Recorded Investment	26,554	34,854
Interest Income Recognized	985	1,369
Residential – 1 to 4 Family
Recorded Investment [Abstract]
With no related allowance recorded	1,858	2,548
With an allowance recorded	2,426	5,412
Total recorded investment	4,284	7,960
Unpaid Principal Balance [Abstract]
With no related allowance recorded	1,910	3,291
With an allowance recorded	3,200	5,575
Total unpaid principal balance	5,110	8,866
Related Allowance [Abstract]
With no related allowance recorded	0	0
With an allowance recorded	709	573
Total related allowance	709	573
Average Recorded Investment	5,491	9,196
Interest Income Recognized	113	242
Residential – Multifamily
Recorded Investment [Abstract]
With no related allowance recorded	0	0
With an allowance recorded	356	364
Total recorded investment	356	364
Unpaid Principal Balance [Abstract]
With no related allowance recorded	0	0
With an allowance recorded	356	364
Total unpaid principal balance	356	364
Related Allowance [Abstract]
With no related allowance recorded	0	0
With an allowance recorded	5	5
Total related allowance	5	5
Average Recorded Investment	359	366
Interest Income Recognized	26	20
Consumer
Recorded Investment [Abstract]
With no related allowance recorded	0	94
With an allowance recorded	0	0
Total recorded investment	0	94
Unpaid Principal Balance [Abstract]
With no related allowance recorded	0	94
With an allowance recorded	0	0
Total unpaid principal balance	0	94
Related Allowance [Abstract]
With no related allowance recorded	0	0
With an allowance recorded	0	0
Total related allowance	0	0
Average Recorded Investment	0	94
Interest Income Recognized	$ 0	$ 1